CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Retained earnings	Cumulative currency translation differences	Other reserves and equity instruments	Treasury shares	Net profit (loss) for the year	Total	Non-controlling interests
Balance at Dec. 31, 2019	€ 47,900	€ 4,005	€ 35,894	€ 7,209	€ 1,564	€ (981)	€ 148	€ 47,839	€ 61
Profit (loss) for the year	(8,628)						(8,635)	(8,635)	7
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect	9				9			9
Change of minor investments measured at fair value with effects to OCI	24				24			24
Items that are not reclassified to profit or loss in later periods	33				33			33
Items that may be reclassified to profit or loss in later periods
Currency translation differences	(3,314)			(3,313)	(1)			(3,314)
Change in the fair value of cash flow hedge derivatives net of tax effect	469				469			469
Share of "Other comprehensive income (loss)" on equity-accounted investments	32				32			32
Items that may be reclassified to profit or loss in later periods	(2,813)			(3,313)	500			(2,813)
Total comprehensive income (loss) of the year	(11,408)			(3,313)	533		(8,635)	(11,415)	7
Dividend distribution of Eni SpA	(1,536)		1,542				(3,078)	(1,536)
Interim dividend distribution of Eni SpA	(429)		(429)					(429)
Dividend distribution of other companies	(3)								(3)
Allocation of net income (loss)			(2,930)				2,930
Cancellation of treasury shares					(400)	400
Long-term share-based incentive plan	7		7					7
Increase in non-controlling interest relating to acquisition of consolidated entities	15								15
Issue of perpetual subordinated bonds	3,000				3,000			3,000
Transactions with holders of equity instruments	1,054		(1,810)		2,600	400	(148)	1,042	12
Costs for the issue of perpetual subordinated bonds	(25)		(25)					(25)
Other changes	(28)		(16)	(1)	(9)			(26)	(2)
Other changes in equity	(53)		(41)	(1)	(9)			(51)	(2)
Balance at Dec. 31, 2020	37,493	4,005	34,043	3,895	4,688	(581)	(8,635)	37,415	78
Profit (loss) for the year	5,840						5,821	5,821	19
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect	42				42			42
Share of "Other comprehensive income (loss)" on equity-accounted investments related to benefit plans remeasurements	2				2			2
Change of minor investments measured at fair value with effects to OCI	105				105			105
Items that are not reclassified to profit or loss in later periods	149				149			149
Items that may be reclassified to profit or loss in later periods
Currency translation differences	2,828			2,828				2,828
Change in the fair value of cash flow hedge derivatives net of tax effect	(892)				(892)			(892)
Share of "Other comprehensive income (loss)" on equity-accounted investments	(34)				(34)			(34)
Items that may be reclassified to profit or loss in later periods	1,902			2,828	(926)			1,902
Total comprehensive income (loss) of the year	7,891			2,828	(777)		5,821	7,872	19
Dividend distribution of Eni SpA	(857)		429				(1,286)	(857)
Interim dividend distribution of Eni SpA	(1,533)		(1,533)					(1,533)
Dividend distribution of other companies	(5)								(5)
Allocation of net income (loss)			(9,921)				9,921
Purchase of treasury shares	(400)		(400)		400	(400)		(400)
Long-term share-based incentive plan	16		16		(23)	23		16
Increase in non-controlling interest relating to acquisition of consolidated entities	(11)								(11)
Issue of perpetual subordinated bonds	2,000				2,000			2,000
Coupon payment on perpetual subordinated bonds	(61)		(61)					(61)
Transactions with holders of equity instruments	(851)		(11,470)		2,377	(377)	8,635	(835)	(16)
Costs for the issue of perpetual subordinated bonds	(15)		(15)					(15)
Other changes	1		192	(193)	1				1
Other changes in equity	(14)		177	(193)	1			(15)	1
Balance at Dec. 31, 2021	44,519	4,005	22,750	6,530	6,289	(958)	5,821	44,437	82
Profit (loss) for the year	13,961						13,887	13,887	74
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect	55				55			55
Share of "Other comprehensive income (loss)" on equity-accounted investments related to benefit plans remeasurements	3				3			3
Change of minor investments measured at fair value with effects to OCI	56				56			56
Items that are not reclassified to profit or loss in later periods	114				114			114
Items that may be reclassified to profit or loss in later periods
Currency translation differences	1,095			1,093	1			1,094	1
Change in the fair value of cash flow hedge derivatives net of tax effect	560				560			560
Share of "Other comprehensive income (loss)" on equity-accounted investments	(12)				(12)			(12)
Items that may be reclassified to profit or loss in later periods	1,643			1,093	549			1,642	1
Total comprehensive income (loss) of the year	15,718			1,093	663		13,887	15,643	75
Dividend distribution of Eni SpA	(1,522)						(1,522)	(1,522)
Interim dividend distribution of Eni SpA	(1,500)		(1,500)					(1,500)
Dividend distribution of other companies	(60)								(60)
Allocation of net income (loss)			4,299				(4,299)
Capital contribution by non-controlling interests	92								92
Purchase of treasury shares	(2,400)		(2,400)		2,400	(2,400)		(2,400)
Cancellation of treasury shares	400				(400)	400
Long-term share-based incentive plan	18		18		(21)	21		18
Change in non‐controlling interest	477		196					196	281
Coupon payment on perpetual subordinated bonds	(138)		(138)					(138)
Transactions with holders of equity instruments	(5,033)		475		1,979	(1,979)	(5,821)	(5,346)	313
Other changes	26		230	(59)	(146)			25	1
Other changes in equity	26		230	(59)	(146)			25	1
Balance at Dec. 31, 2022	€ 55,230	€ 4,005	€ 23,455	€ 7,564	€ 8,785	€ (2,937)	€ 13,887	€ 54,759	€ 471